Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,608,230
Previously Paid Amount	0
Total Fee Amount	3,812.7
Total Offset Amount	0.00
Net Fee	$ 3,812.7
Offset Table N/A	N/A